Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2025
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information
in € K
	Care		Care	Total	Inter-segment
	Delivery	Value-Based Care	Enablement	Segment	eliminations	Corporate	Total
2025
Revenue from healthcare services(1)	12,966,604	130,663	—	13,097,267	—	—	13,097,267
Revenue from healthcare products(1)	271,717	—	4,054,006	4,325,723	—	—	4,325,723
Revenue from contracts with customers(1)	13,238,321	130,663	4,054,006	17,422,990	—	—	17,422,990
Revenue from insurance contracts(1)	—	2,116,710	—	2,116,710	—	—	2,116,710
Revenue from lease contracts(1)	—	—	87,902	87,902	—	—	87,902
Revenue from external customers	13,238,321	2,247,373	4,141,908	19,627,602	—	—	19,627,602
Inter-segment revenue	497,951	—	1,334,279	1,832,230	(1,832,230)	—	—
Revenue	13,736,272	2,247,373	5,476,187	21,459,832	(1,832,230)	—	19,627,602
Costs of revenue	(10,517,158)	(2,132,390)	(3,780,225)	(16,429,773)	1,835,995	(4,895)	(14,598,673)
Research and development	—	—	(158,181)	(158,181)	—	206	(157,975)
Operating income (loss)	1,614,099	1,225	325,893	1,941,217	4,924	(119,105)	1,827,036
Interest							(314,798)
Income before income taxes							1,512,238
Depreciation and amortization	(976,400)	(4,939)	(457,103)	(1,438,442)	41,991	(66,962)	(1,463,413)
Impairment loss	(31,583)	(2,118)	(3,288)	(36,989)	—	(7)	(36,996)
Income (loss) from equity method investees	181,368	—	—	181,368	—	—	181,368
Total assets(1)	39,239,152	640,213	13,555,088	53,434,453	(33,430,072)	10,997,952	31,002,333
thereof investment in equity method investees(1)	663,652	—	—	663,652	—	—	663,652
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	726,505	364	736,725	1,463,594	(29,475)	44,432	1,478,551

2024
Revenue from healthcare services(1)	13,332,931	138,432	—	13,471,363	—	—	13,471,363
Revenue from healthcare products(1)	189,733	—	3,996,462	4,186,195	—	—	4,186,195
Revenue from contracts with customers(1)	13,522,664	138,432	3,996,462	17,657,558	—	—	17,657,558
Revenue from insurance contracts(1)	—	1,614,024	—	1,614,024			1,614,024
Revenue from lease contracts(1)	—	—	64,327	64,327	—	—	64,327
Revenue from external customers	13,522,664	1,752,456	4,060,789	19,335,909	—	—	19,335,909
Inter-segment revenue	480,797	—	1,495,745	1,976,542	(1,976,542)	—	—
Revenue	14,003,461	1,752,456	5,556,534	21,312,451	(1,976,542)	—	19,335,909
Costs of revenue	(10,922,292)	(1,678,638)	(3,915,405)	(16,516,335)	1,952,344	(15,266)	(14,579,257)
Research and development	(41)	—	(183,449)	(183,490)	—	(3)	(183,493)
Operating income (loss)	1,217,971	(28,152)	267,098	1,456,917	(16,571)	(47,951)	1,392,395
Interest							(335,469)
Income before income taxes							1,056,926
Depreciation and amortization	(1,040,805)	(4,375)	(462,507)	(1,507,687)	44,073	(71,922)	(1,535,536)
Impairment loss	(185,156)	—	(21,555)	(206,711)	—	(10)	(206,721)
Income (loss) from equity method investees	134,875	—	—	134,875	—	—	134,875
Total assets(1)	42,719,297	679,712	14,685,989	58,084,998	(35,330,991)	10,812,572	33,566,579
thereof investment in equity method investees(1)	620,831	—	—	620,831	—	—	620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	882,599	480	506,501	1,389,580	(56,301)	41,450	1,374,729

2023
Revenue from healthcare services(1)	14,116,820	49,976	—	14,166,796	—	—	14,166,796
Revenue from healthcare products(1)	184,021	—	3,795,101	3,979,122	—	—	3,979,122
Revenue from contracts with customers(1)	14,300,841	49,976	3,795,101	18,145,918	—	—	18,145,918
Revenue from insurance contracts(1)	—	1,227,140	—	1,227,140			1,227,140
Revenue from lease contracts(1)	—	—	80,559	80,559	—	—	80,559
Revenue from external customers	14,300,841	1,277,116	3,875,660	19,453,617	—	—	19,453,617
Inter-segment revenue	447,770	—	1,469,768	1,917,538	(1,917,538)	—	—
Revenue	14,748,611	1,277,116	5,345,428	21,371,155	(1,917,538)	—	19,453,617
Costs of revenue	(11,348,785)	(1,250,330)	(3,834,084)	(16,433,199)	1,904,833	(246)	(14,528,612)
Research and development	(42)	—	(231,656)	(231,698)	—	(272)	(231,970)
Operating income (loss)	1,611,544	(95,732)	(66,521)	1,449,291	(12,705)	(67,148)	1,369,438
Interest							(336,423)
Income before income taxes							1,033,015
Depreciation and amortization	(1,120,107)	(5,518)	(457,497)	(1,583,122)	41,079	(70,694)	(1,612,737)
Impairment loss	(89,963)	—	(49,154)	(139,117)	—	(117)	(139,234)
Income (loss) from equity method investees	115,354	—	6,431	121,785	—	—	121,785
Total assets(1)	41,058,324	655,345	13,392,422	55,106,091	(31,135,993)	9,959,710	33,929,808
thereof investment in equity method investees(1)	642,928	—	—	642,928	—	—	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	775,274	860	528,769	1,304,903	(31,118)	42,953	1,316,738
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Schedule of geographic operations

Geographic presentation
in € K
	2025		2024		2023
	Revenue from		Revenue from		Revenue from
	external customers	Non-current assets	external customers	Non-current assets	external customers	Non-current assets

Germany	494,574	2,040,299	478,962	1,866,455	484,238	2,053,635
Rest of the world	19,133,028	20,167,305	18,856,947	22,754,054	18,969,379	22,188,768
thereof U.S.	14,180,803	17,105,345	13,667,244	19,681,537	13,506,250	18,932,918
Total	19,627,602	22,207,604	19,335,909	24,620,509	19,453,617	24,242,403